UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742
Exact name of registrant as specified in charter:	Voyageur Mutual Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.58%
Corporate-Backed Revenue Bonds – 1.63%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	$1,745,117
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	1,225,000	1,082,937
		2,828,054
Education Revenue Bonds – 20.12%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,306,055
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	258,555
Series A 5.00% 7/1/45	230,000	235,062
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy) Series A 5.50% 7/1/50	1,000,000	1,060,140
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,034,670
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.75% 8/1/44	585,000	632,555
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	238,121
Series A 5.00% 7/1/47	710,000	711,654
(Parnassus Preparatory School Project) Series A
5.00% 11/1/47	650,000	655,765
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	168,945
Series A 5.00% 7/1/44	495,000	500,569
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	625,000	602,931
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,005,030
Series A 5.00% 7/1/47	800,000	789,848
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	807,072
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,500,795
(Carleton College) 4.00% 3/1/37	635,000	683,857

NQ- 313 [5/17] 7/17 (220430)     1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	$270,695
4.00% 5/1/25	200,000	214,924
4.00% 5/1/26	100,000	106,407
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	368,885
Series 7-Q 5.00% 10/1/26	280,000	316,196
(St. John’s University)
Series 6-U 4.75% 10/1/33	825,000	859,716
Series 8-I 5.00% 10/1/34	215,000	247,686
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	240,258
Series 8-G 5.00% 12/1/32	205,000	239,411
Series 8-N 4.00% 10/1/34	800,000	859,280
Series 8-N 4.00% 10/1/35	590,000	631,743
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	786,637
(University of St. Thomas) Series 7-A 5.00% 10/1/39	1,000,000	1,076,050
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,469,053
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	870,000	923,540
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	487,500
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,750,000	1,778,718
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	513,710
Series A 6.00% 9/1/51	500,000	517,395
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,256,475
Series A 4.125% 9/1/47	500,000	491,060
(St. Paul Conservatory for Performing Artists) Series A
4.625% 3/1/43	445,000	449,334
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,541,985
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,531,697
Series A 5.125% 4/1/34	1,000,000	1,072,140
Series A 5.25% 12/1/28	1,500,000	1,709,085

2     NQ- 313 [5/17] 7/17 (220430)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,500,000	$1,845,300
		34,996,504
Electric Revenue Bonds – 8.52%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,649,805
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	416,167
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	570,683
Series A 5.00% 12/1/26	360,000	416,761
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	194,779
5.00% 10/1/47	745,000	859,432
Series A 5.00% 10/1/28	500,000	586,005
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	618,200
5.00% 1/1/28	500,000	599,005
5.00% 1/1/29	470,000	559,056
Series A 5.00% 1/1/24	680,000	802,611
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	536,634
Series A 5.00% 12/1/35	500,000	593,955
Series A 5.00% 12/1/36	520,000	615,800
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	456,880
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	579,710
Series A 5.00% 1/1/33	1,750,000	2,002,595
Series A 5.00% 1/1/34	450,000	513,198
Series A 5.00% 1/1/40	2,000,000	2,256,400
		14,827,676
Healthcare Revenue Bonds – 29.67%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.125% 11/1/49	400,000	406,188
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,048,480
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	525,000	537,269

NQ- 313 [5/17] 7/17 (220430)     3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
4th Tier Series D 7.25% 1/1/52	1,500,000	$1,515,840
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,775,000	1,780,645
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A
5.50% 11/1/35	750,000	750,960
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	850,927
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/51 #	870,000	882,589
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	340,739
Series A 5.00% 4/1/40	315,000	319,914
Series A 5.00% 4/1/48	185,000	186,265
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	817,920
6.00% 6/15/39	1,000,000	1,096,650
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	193,854
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	756,817
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	455,400
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,193,219
5.00% 5/1/26	1,300,000	1,560,260
(North Memorial Health Care) 5.00% 9/1/30	610,000	700,311
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	579,040
Series A 5.00% 11/15/34	500,000	577,420
Series A 5.00% 11/15/44	1,000,000	1,132,410
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	210,000	224,906

4     NQ- 313 [5/17] 7/17 (220430)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.375% 11/1/50	1,700,000	$1,757,273
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	504,254
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) Series A
5.15% 6/1/29	550,000	550,429
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,598,925
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	513,820
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,073,710
Series A 7.375% 12/1/41	375,000	403,763
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	192,365
Series A 6.875% 12/1/48	800,000	894,040
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,859,291
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	407,319
5.00% 7/1/27	245,000	283,708
5.00% 7/1/28	225,000	259,301
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,186,888
Series A 6.25% 9/1/36	925,000	929,893
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	832,375
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	139,022
5.00% 9/1/34	105,000	118,295
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,440,000	1,528,718
Series B 5.00% 5/1/23	2,000,000	2,378,300
Series B Unrefunded Balance 5.125% 5/1/30	15,000	16,381

NQ- 313 [5/17] 7/17 (220430)     5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Health Partners Obligation Group Project)
5.00% 7/1/32	900,000	$1,038,105
5.00% 7/1/33	1,540,000	1,769,121
Series A 4.00% 7/1/33	1,320,000	1,396,586
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	275,000	308,572
Series A 5.00% 11/15/30	205,000	229,124
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,718,649
Series A 5.15% 11/1/42	775,000	782,107
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,540
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,821
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,544,190
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	274,864
Series A 5.75% 11/1/39	590,000	621,807
Series A 6.00% 5/1/47	920,000	972,403
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,502,520
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,291,513
		51,612,015
Housing Revenue Bonds – 1.57%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	565,000	565,322
Minneapolis – St. Paul Housing Finance Board
Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	16,628	16,650
Minnesota Housing Finance Agency
(Non Agency - State Appropriated Housing
Infrastructure) Series C 5.00% 8/1/33	100,000	114,681

6     NQ- 313 [5/17] 7/17 (220430)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	$1,284,103
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,158
		2,730,914
Lease Revenue Bonds – 3.14%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,997,590
Series A 5.00% 6/1/43	1,000,000	1,137,300
Series B 4.00% 3/1/26	375,000	414,469
Series B 5.00% 3/1/21	250,000	286,020
Minnesota Housing Finance Agency
(Non Agency – State Appropriated Housing
Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,626,712
		5,462,091
Local General Obligation Bonds – 12.05%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	2,240,000	2,745,053
Duluth
(Improvement DECC) Series A 5.00% 2/1/34	1,000,000	1,180,020
Duluth Independent School District No. 709
4.00% 2/1/27	440,000	498,208
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,656,921
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,108,757
Hennepin County
Series A 5.00% 12/1/26	750,000	957,075
Series A 5.00% 12/1/36	1,500,000	1,808,325
Series B 5.00% 12/1/23	1,300,000	1,589,861
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,201,520
Series A 5.00% 2/1/29	1,000,000	1,192,940
Series A 5.00% 2/1/30	445,000	527,249
Series A 5.00% 2/1/31	1,000,000	1,177,980
Metropolitan Council General Obligation Wastewater
Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,091,319
Series C 4.00% 3/1/32	1,000,000	1,125,360

NQ- 313 [5/17] 7/17 (220430)     7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
South Washington County Independent School
District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	$1,537,005
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,563,900
		20,961,493
Pre-Refunded Bonds – 7.74%
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46-19§	1,650,000	1,894,843
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	606,310
Hennepin County Sales Tax Revenue
(First Lien-Ballpark Project) Series B
5.00% 12/15/24-17§	1,000,000	1,022,940
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	2,056,655
Series B 6.50% 11/15/38-18 (AGC)§	40,000	43,229
Minnesota 911 Services Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24-18 (AGC)§	1,000,000	1,041,700
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 7-D 5.00% 3/1/40-19§	1,055,000	1,129,736
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39-19 (AGC)§	1,500,000	1,629,615
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	2,005,000	2,203,054
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy Project) Series A
6.625% 9/1/42-21§	1,500,000	1,829,730
		13,457,812
Special Tax Revenue Bonds – 3.74%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,534,710
Series B 5.00% 12/15/24	1,000,000	1,022,320
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,170,000

8     NQ- 313 [5/17] 7/17 (220430)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	$266,945
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	203,996
4.00% 3/1/30	260,000	259,319
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	703,458
4.00% 3/1/27	650,000	646,581
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	704,058
		6,511,387
State General Obligation Bonds – 6.02%
Minnesota
Series A 5.00% 8/1/24	500,000	618,480
Series A 5.00% 8/1/27	2,175,000	2,687,104
Series A 5.00% 8/1/29	1,000,000	1,219,860
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,145,289
Series D 5.00% 8/1/26	1,000,000	1,269,440
Series D 5.00% 8/1/27	1,000,000	1,259,010
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,263,090
		10,462,273
Transportation Revenue Bonds – 3.04%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
5.00% 1/1/22	1,000,000	1,130,250
Senior
Series A 5.00% 1/1/32	1,245,000	1,501,682
Series C 5.00% 1/1/46	185,000	215,949
Subordinate Series B 5.00% 1/1/29	2,130,000	2,431,565
		5,279,446
Water & Sewer Revenue Bonds – 1.34%
Guam Government Waterworks Authority
5.00% 1/1/46	515,000	563,740
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	1,771,845
		2,335,585
Total Municipal Bonds (cost $166,152,331)		171,465,250

NQ- 313 [5/17] 7/17 (220430)     9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investment – 0.14%
Variable Rate Demand Note – 0.14%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
0.70% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	250,000	$250,000
Total Short-Term Investment (cost $250,000)		250,000

Total Value of Securities – 98.72%
(cost $166,402,331)		171,715,250

Receivables and Other Assets Net of Liabilities – 1.28%		2,224,574
Net Assets Applicable to 16,054,688 Shares Outstanding – 100.00%		$173,939,824

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $2,889,066, which represents 1.66% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2017.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – National Association

See accompanying notes

10     NQ- 313 [5/17] 7/17 (220430)

Notes
Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$166,402,331
Aggregate unrealized appreciation of investments	$6,176,996
Aggregate unrealized depreciation of investments	(864,077)
Net unrealized appreciation of investments	$5,312,919

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ- 313 [5/17] 7/17 (220430)     11

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$171,465,250
Short-Term Investment	250,000
Total Value of Securities	$171,715,250

During the period ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

12     NQ- 313 [5/17] 7/17 (220430)

Schedule of investments
Delaware National High-Yield Municipal Bond Fund	May 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.02%
Corporate Revenue Bonds – 17.31%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - US Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$1,854,740
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	34,340,000	33,958,139
Series A-2 6.00% 6/1/42	3,100,000	3,083,322
Series A-2 6.50% 6/1/47	11,405,000	11,434,539
California County Tobacco Securitization Agency
Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco
Funding Corporation) 0.83% 6/1/55 ^	100,000,000	4,098,000
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,357,150
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,100,990
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,106,250
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	5,000,000	4,999,750
(Asset-Backed) 5.75% 6/1/47	10,145,000	10,220,073
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	4,252,555
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,334,700
(Special Facilities Continental Airlines) Series A
6.625% 7/15/38 (AMT)	2,000,000	2,232,600
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,239,033
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,300,465
6.00% 6/1/28	1,455,000	1,667,706
6.25% 6/1/24	2,635,000	2,645,277
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,429,750
Louisiana Public Facilities Authority
(LA Pellets Inc. Project)
144A 7.75% 7/1/39 (AMT)#‡	4,000,000	1,483,600
Series A 8.375% 7/1/39 (AMT)‡	3,500,000	1,192,765

NQ- 425 [5/17] 7/17 (220491)     1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	555,000	$545,265
Mission, Texas Economic Development Corporation
Revenue
(Senior Lien - Natgasoline Project) Series B 144A
5.75% 10/1/31 (AMT)#	4,500,000	4,723,830
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,589,150
Series B 6.50% 11/1/39	2,500,000	3,589,150
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,367,040
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,432,204
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	7,000,000	8,843,870
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,179,220
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,844,070
Pima County, Arizona Industrial Development Authority
Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	537,715
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,164,420
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,850,420
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	11,765,000	14,350,829
5.25% 12/1/27	2,235,000	2,685,084
5.25% 12/1/28	1,050,000	1,271,508
5.50% 12/1/29	765,000	949,571
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,875,006
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	3,165,000	3,903,268
Tobacco Settlement Financing Authority Revenue, New
York
(Revenue Asset Backed) Series B 5.00% 6/1/21	195,000	195,000
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,779,471

2     NQ- 425 [5/17] 7/17 (220491)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tobacco Settlement Financing, New Jersey
Series 1A 5.00% 6/1/41	21,930,000	$21,920,789
TSASC, New York
Series A 5.00% 6/1/41	705,000	780,033
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,128,020
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,208,950
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,456,508
Wisconsin Public Finance Authority
(National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	1,951,660
		204,113,455
Education Revenue Bonds – 14.97%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	775,000	810,015
144A 6.00% 7/1/47 #	4,735,000	4,911,663
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	778,530
Series A 144A 5.375% 7/1/50 #	1,000,000	1,041,050
(Kaizen Education Foundation Project) 144A
5.80% 7/1/52 #	4,000,000	4,064,680
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,094,610
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	704,557
Series A 5.00% 6/15/46	1,325,000	1,323,410
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,215,000	1,292,663
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	973,660
5.50% 11/1/44	2,500,000	2,540,600
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,137,440
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,500,000	1,703,145
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,284,680
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,600,275

NQ- 425 [5/17] 7/17 (220491)     3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	$1,755,284
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,339,575
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,773,135
(The Creative Center of Los Altos Project) Series B 144A
4.50% 11/1/46 #	1,000,000	940,950
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	636,240
Series A 144A 5.00% 8/1/40 #	605,000	652,692
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/52 #	1,000,000	947,910
(New Designs Charter School) Series A 5.50% 6/1/42	2,450,000	2,545,281
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,073,060
6.00% 10/1/49	720,000	775,793
California State University
(Systemwide)
Series A 5.00% 11/1/26	3,250,000	4,123,405
Series A 5.00% 11/1/27	2,300,000	2,904,417
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,186,547
California Statewide Communities Development Authority
Revenue
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,176,390
Series A 5.50% 11/1/38	2,000,000	2,048,760
(Lancer Educational Student Housing Project) Series A
144A 5.00% 6/1/46 #	1,500,000	1,535,265
Capital Trust Agency, Florida
(River City Education Services Inc. Project)
5.375% 2/1/35	870,000	883,032
5.625% 2/1/45	1,500,000	1,519,890
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,083,300
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,326,240

4     NQ- 425 [5/17] 7/17 (220491)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Loveland Classical School) 144A
5.00% 7/1/46 #	1,500,000	$1,515,840
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	512,085
(Windsor Charter Academy Project) Series 2016 144A
5.00% 9/1/36 #	1,000,000	1,002,580
Delaware State Economic Development Authority Revenue
(Charter School - Aspira Charter)
5.00% 6/1/36	700,000	719,565
5.00% 6/1/46	820,000	833,432
5.00% 6/1/51	1,035,000	1,049,687
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,680,739
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,375,975
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,072,560
Hawaii State Department of Budget & Finance
Series A 144A 5.00% 1/1/45 #	1,500,000	1,495,485
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,176,760
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,205,260
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,000,000	1,048,340
(Idaho Arts Charter School Incorporate) 144A
5.00% 12/1/36 #	615,000	654,391
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	531,796
Series B 144A 4.87% 7/1/49 #^	2,888,155	291,270
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,103,210
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,073,490
(Rogers Park Montessori)
6.00% 2/1/34	675,000	712,813
6.125% 2/1/45	1,800,000	1,890,576
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,117,150

NQ- 425 [5/17] 7/17 (220491)     5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39	1,000,000	$1,001,150
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,802,675
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,672,305
Macon-Bibb County, Georgia Urban Development
Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,725,242
Series A 144A 6.00% 6/15/52 #	1,530,000	1,574,095
Maricopa County, Arizona Industrial Development
Authority
(Paradise Schools Projects) Series 2016 144A
5.00% 7/1/47 #	1,500,000	1,523,745
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	3,845,000	3,934,704
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	1,031,120
Massachusetts State Development Finance Agency
Revenue
(UMass Boston Student Housing Project) Series 2016
5.00% 10/1/48	3,605,000	3,921,988
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,034,520
Series A 144A 6.00% 9/15/45 #	1,000,000	1,039,570
Michigan Finance Authority Limited Obligation Revenue
(Higher Education Thomas M Cooley) 144A
6.75% 7/1/44 #	3,500,000	3,552,500
(Public School Academy) (Old Redford) Series A
6.50% 12/1/40	900,000	920,556
(Public School Academy) (University Learning)
7.50% 11/1/40	1,000,000	1,054,350
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	959,205

6     NQ- 425 [5/17] 7/17 (220491)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	$1,000,530
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,617,107
Series A 144A 5.125% 12/15/45 #	2,515,000	2,532,228
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,627,560
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,358,013
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	3,179,463
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,224,236
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Foundation Indiana University) Series A 1.419% 7/1/39
(SGI)●	2,400,000	1,869,408
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,433,725
(Discovery Charter School Project)
5.875% 4/1/32	450,000	467,757
6.25% 4/1/37	200,000	209,768
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,058,210
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,651,392
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,101,770
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,737,243
Phoenix, Arizona Industrial Development Authority
Revenue
(Basic Schools Projects) Series A 144A 5.00% 7/1/46 #	4,000,000	4,081,320
(Basis School) 144A 5.00% 7/1/45 #	2,000,000	2,042,020
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,060,820
5.625% 9/1/42	600,000	634,938
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	455,009
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,176,700

NQ- 425 [5/17] 7/17 (220491)     7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority
Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	$1,739,040
Pottsboro, Texas Higher Education Finance Authority
Revenue
Series A 5.00% 8/15/36	655,000	666,069
Series A 5.00% 8/15/46	1,000,000	1,006,760
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,086,495
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	700,000	700,301
St. Paul, Minnesota Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,602,010
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,027,420
Series A 6.00% 9/1/51	3,000,000	3,104,370
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,379,087
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,592,241
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,056,180
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,100,930
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	595,000	625,494
		176,504,487
Electric Revenue Bonds – 0.86%
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,960,000	2,214,996
South Carolina State Public Service Authority
Series E 5.25% 12/1/55	4,000,000	4,468,560
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	3,495,307
		10,178,863

8     NQ- 425 [5/17] 7/17 (220491)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 29.99%
Abag, California Finance Authority for Nonprofit
Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	$1,827,309
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,195,290
Series A 8.00% 10/1/46	1,500,000	1,789,755
Allen County, Indiana Economic Development Revenue
(Storypoint Fort Wayne Project) Series A-1 144A
6.875% 1/15/52 #	1,650,000	1,711,611
Antelope Valley, California Healthcare District
Series A 5.00% 3/1/41	1,000,000	986,920
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,558,425
Series D 7.25% 1/1/52	7,290,000	7,366,982
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30	155,000	169,799
Birmingham, Alabama Special Care Facilities Financing
Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	2,009,914
5.75% 6/1/35	1,500,000	1,656,195
5.75% 6/1/45	2,500,000	2,706,100
6.00% 6/1/50	2,650,000	2,937,393
Board of Managers Joint Guadalupe County-City of
Seguin, Texas Hospital
5.00% 12/1/45	1,100,000	1,136,300
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	6,284,832
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,094,910
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	563,145
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	555,710
(Loma Linda University Medical Center)
5.50% 12/1/54	13,000,000	14,261,650
Series A 5.25% 12/1/29	3,000,000	3,337,410
Series A 144A 5.25% 12/1/56 #	3,000,000	3,280,620

NQ- 425 [5/17] 7/17 (220491)     9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	$2,818,800
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	5,065,650
Centre County, Pennsylvania Hospital Authority
(Mount Nittany Medical Center) Series A
5.00% 11/15/46	1,250,000	1,398,813
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,051,012
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A 144A
6.375% 1/15/51 #	1,000,000	1,013,750
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A
6.00% 7/1/51 #	4,000,000	3,651,320
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,862,750
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	557,850
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,112,970
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	770,227
Series A 144A 5.75% 12/1/35 #	1,150,000	1,188,629
Series A 144A 6.125% 12/1/45 #	1,200,000	1,267,884
Series A 144A 6.25% 12/1/50 #	560,000	594,849
Connecticut State Health & Educational Facility Authority
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	1,016,220
Series A 144A 5.00% 9/1/53 #	1,500,000	1,507,605
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,634,192
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	107,746
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	5,200,000	5,696,340
5.50% 2/15/52	4,405,000	4,909,373
5.50% 2/15/57	7,250,000	8,006,393

10     NQ- 425 [5/17] 7/17 (220491)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	$1,056,730
Series A 5.25% 9/1/29	500,000	542,570
Series A 5.25% 9/1/44	2,000,000	2,125,460
Duluth, Minnesota Economic Development Authority
Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,089,600
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,205,148
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A
6.375% 6/1/46 #	5,500,000	5,518,645
(Tuscan Isle Obligated Group) Series A 144A
7.00% 6/1/45 #	2,000,000	1,563,040
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	2,652,780
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	817,799
5.25% 11/15/51	1,350,000	1,314,279
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,354,013
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,409,886
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,100,280
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,566,416
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25	1,750,000	1,948,013
Series A 7.75% 5/15/30	500,000	556,825
Series A 8.00% 5/15/40	2,205,000	2,457,825
Series A 8.00% 5/15/46	1,500,000	1,668,030
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,768,441
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,329,750
Series A 144A 5.60% 1/1/56 #	2,700,000	2,520,288

NQ- 425 [5/17] 7/17 (220491)     11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	$1,077,720
5.50% 8/15/45	1,000,000	1,074,550
(Marquette Project) 5.00% 3/1/39	1,250,000	1,287,150
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,550,750
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/47	1,300,000	1,351,051
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Owensboro Health) Series A 5.00% 6/1/45	1,250,000	1,371,650
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,339,279
5.75% 11/15/45	2,500,000	2,563,800
5.75% 11/15/50	1,600,000	1,626,704
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,333,525
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,308,580
Lakeland, Florida
(Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,498,700
Lancaster County, Pennsylvania Hospital Authority
Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	728,364
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 5.00% 5/15/46	1,770,000	1,988,365
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,110,470
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,867,382
Maricopa County, Arizona Industrial Development
Authority
(Christian Care Surprise, Inc. Project) Series 2016 144A
6.00% 1/1/48 #	5,400,000	5,351,832
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,103,960
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	5,720,450

12     NQ- 425 [5/17] 7/17 (220491)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Miami-Dade County, Florida Health Facilities Authority
Revenue
(Nicklaus Children’s Hospital Project) 5.00% 8/1/47	2,350,000	$2,666,099
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,817,375
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,105,220
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,571,204
5.375% 1/1/50	6,250,000	6,350,813
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	9,167,080
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,557,026
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	657,003
Series A1 5.00% 7/1/46	1,395,000	1,558,885
Series A1 5.00% 7/1/51	1,595,000	1,778,265
Series B 4.00% 7/1/31	635,000	654,513
Series B 4.25% 7/1/36	955,000	978,865
Series B 4.75% 7/1/51	1,915,000	2,004,105
Series B 5.00% 7/1/46	1,595,000	1,720,463
Series C 5.00% 7/1/31	250,000	258,285
Series C 5.25% 7/1/36	350,000	366,457
Series C 5.50% 7/1/46	1,250,000	1,315,637
Series C 5.75% 7/1/51	1,000,000	1,069,220
Series D 6.00% 7/1/26	150,000	147,309
Series D 7.00% 7/1/51	1,350,000	1,364,688
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,076,500
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,055,587
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,826,950
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,911,896
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,516,500

NQ- 425 [5/17] 7/17 (220491)     13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	$1,199,836
144A 5.00% 12/1/45 #	800,000	869,144
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,591,182
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,059,560
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,900,000	3,900,624
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	337,702
Series A 7.50% 6/1/49	2,920,000	3,488,699
Palomar, California Health
Series 2016 5.00% 11/1/39	1,670,000	1,820,434
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch)
Series A 6.875% 11/1/46	35,000	35,286
Series A 7.00% 11/1/51	3,700,000	3,744,400
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	1,030,000	1,104,345
5.25% 4/1/47	2,000,000	2,124,540
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 4.625% 6/1/36 #	235,000	225,595
Series A 144A 5.00% 6/1/36 #	960,000	969,005
Series A 144A 5.125% 6/1/48 #	1,375,000	1,386,426
(Mary’s Woods at Marylhurst Project) 144A
5.25% 5/15/52 #	2,300,000	2,442,830
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,792,425
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,793,875
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,649,595

14     NQ- 425 [5/17] 7/17 (220491)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
San Buenaventura, California Revenue
7.50% 12/1/41	4,475,000	$5,267,299
South Carolina Jobs - Economic Development Authority
Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	967,164
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	826,775
5.50% 12/1/43	1,250,000	1,354,463
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30	1,420,000	1,846,554
7.125% 11/1/43	2,500,000	3,233,000
St. Louis County, Missouri Industrial Development
Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	610,458
Series A 5.125% 8/15/45	1,800,000	1,803,438
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	628,308
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 5.00% 11/15/45	3,790,000	4,308,017
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,159,390
(Buckner Retirement Services)
Series B 5.00% 11/15/40	2,080,000	2,297,547
Series B 5.00% 11/15/46	3,000,000	3,296,160
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	1,850,000	1,895,603
6.75% 11/15/52	3,300,000	3,366,759
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	533,190
University of Colorado Hospital Authority Revenue
(UCHA Obligation Group) 5.00% 11/15/38 ●	3,000,000	3,420,120
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,160,599
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/36 #	700,000	724,780
Series A 144A 5.00% 7/1/46 #	1,450,000	1,487,193
Series A 144A 5.00% 7/1/51 #	2,000,000	2,039,400

NQ- 425 [5/17] 7/17 (220491)     15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 6.75% 7/1/35 #	325,000	$324,168
Series A 144A 7.00% 7/1/45 #	1,750,000	1,757,875
Series A 144A 7.00% 7/1/50 #	2,000,000	2,007,540
(Wesley Homes at Lea Hill Project)
Series 2016 144A 5.00% 7/1/46 #	1,000,000	1,007,220
Series 2016 144A 5.00% 7/1/51 #	2,000,000	2,002,800
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	285,436
Series A 5.75% 11/1/39	600,000	632,346
Series A 6.00% 5/1/47	920,000	972,403
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41 ‡	7,800,000	7,210,320
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	871,048
Series A 5.00% 7/1/24	1,700,000	1,801,218
Series A 6.125% 7/1/39	750,000	817,260
Series A 6.25% 7/1/44	2,500,000	2,724,775
Wichita, Kansas
(Kansas Masonic Home)
Series II-A 5.00% 12/1/31	500,000	525,070
Series II-A 5.25% 12/1/36	500,000	528,335
Series II-A 5.375% 12/1/46	1,200,000	1,262,904
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,135,920
		353,607,046
Housing Revenue Bonds – 0.76%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	1,329,312
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,662,630
Senior Series A 6.40% 8/15/45	1,750,000	1,907,623
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	827,430
Series A 5.25% 5/15/49	3,000,000	3,300,030
		9,027,025

16     NQ- 425 [5/17] 7/17 (220491)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 4.70%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	$1,274,539
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	540,615
Series A 144A 6.875% 1/1/42 #	1,500,000	1,626,615
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,019,937
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	850,000	900,737
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41	2,235,000	2,447,839
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	954,100
5.375% 2/1/41	4,000,000	3,872,280
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,339,650
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A
5.00% 11/15/44 #	5,000,000	5,376,200
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,636,371
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	11,494,752
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,808,258
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,164,480
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	7,835,953
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,158,100
		55,450,426
Local General Obligation Bonds – 3.12%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,305,217
Series 2005D 5.50% 1/1/40	3,000,000	3,029,460
Series 2007E 5.50% 1/1/42	2,150,000	2,171,113
Series 2007F 5.50% 1/1/42	1,250,000	1,262,275
Series A 5.25% 1/1/29	4,415,000	4,436,722

NQ- 425 [5/17] 7/17 (220491)     17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series A 5.50% 1/1/33	2,000,000	$2,027,100
Series A 6.00% 1/1/38	6,285,000	6,568,705
Series C 5.00% 1/1/26	2,105,000	2,137,207
New York City, New York
Series E 5.00% 8/1/20	3,615,000	4,058,922
Raleigh, North Carolina
Series A 5.00% 9/1/22	5,000,000	5,958,200
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	2,797,826
		36,752,747
Pre-Refunded/Escrowed to Maturity Bonds – 6.53%
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30-20§	845,000	967,812
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	3,885,245
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	5,500,000	6,245,030
6.50% 7/15/30-20§	1,175,000	1,341,756
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	1,010,772
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B
7.75% 4/1/31-21§	750,000	918,293
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools) 6.00% 7/1/40-19§	995,000	1,074,092
(Inland Regional Center Project) 5.375% 12/1/37-17§	6,220,000	6,359,639
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,211,583
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,196,020
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,173,770
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	900,000	976,986
Guam Government Obligation Revenue
(Section 30) Series A 5.625% 12/1/29-19§	310,000	345,461

18     NQ- 425 [5/17] 7/17 (220491)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44-19§	1,000,000	$1,192,010
Illinois Finance Authority Revenue
(Provena Health)
Series A 7.75% 8/15/34-19§	20,000	22,946
Series A (Refunded) 7.75% 8/15/34-19§	980,000	1,124,334
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	4,034,993
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System) Series A
6.50% 3/1/45-20§	4,965,000	5,759,648
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	1,750,000	2,017,540
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	321,440
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	2,058,071
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,608,858
Maryland Health & Higher Educational Facilities Authority
(Doctors Community Hospital) 5.75% 7/1/38-20§	1,730,000	1,973,203
Maryland State Economic Development Corporation
Student Housing Revenue
(University of Maryland College Park Projects)
5.75% 6/1/33-18§	1,130,000	1,184,263
Massachusetts State Health & Educational Facilities
Authority Revenue
(Springfield College) 5.625% 10/15/40-19§	1,000,000	1,109,170
New Jersey Health Care Facilities Financing Authority
Revenue
(St. Joseph’s Healthcare System) 6.625% 7/1/38-18§	860,000	913,389
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,000,000	1,130,280
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37-18§	5,000,000	5,402,200
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,156,930
5.125% 7/1/31-19§	1,000,000	1,087,000

NQ- 425 [5/17] 7/17 (220491)     19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30-20#§	875,000	$1,013,661
Series A 144A 6.375% 9/1/40-20#§	500,000	583,210
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	980,000	1,077,892
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,483,872
(Edinboro University) 6.00% 7/1/42-18§	1,000,000	1,055,520
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41-18§	1,000,000	1,056,760
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,353,120
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,147,460
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,198,240
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,789,365
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39-19 (AGC)§	1,250,000	1,387,363
		76,949,197
Resource Recovery Revenue Bonds – 1.02%
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	5,663,280
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,516,825
Mission, Texas Economic Development Corporation
Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	1,000,000	1,013,970
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	2,839,585
		12,033,660

20     NQ- 425 [5/17] 7/17 (220491)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 6.90%
Anne Arundel County, Maryland Special Obligation
Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	$1,784,392
Babcock Ranch, Florida Community Independent Special
District
5.00% 11/1/31	615,000	628,315
5.25% 11/1/46	500,000	507,785
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated
Series B 5.875% 9/1/39	1,000,000	1,003,070
Canyons, Colorado Metropolitan District No. 5
Series A 6.125% 12/1/47	1,000,000	1,001,640
Celebration Pointe, Florida Community Development
District
5.125% 5/1/45	2,000,000	2,023,620
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,035,760
144A 5.40% 3/1/45 #	2,000,000	2,087,900
Colliers Hill, Colorado Metropolitan District No. 2
Series A 6.50% 12/1/47	2,000,000	2,033,180
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	5,250,000	5,322,030
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,800,000	1,860,768
Farms New Kent, Virginia Community Development
Authority Special Assessment
Series C 5.80% 3/1/36 ‡	1,000,000	249,880
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	5,000,000	5,252,750
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	2,000,000	2,022,880
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,686,969
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,274,060
Lancaster Redevelopment Agency, California
Unrefunded (Redevelopment Project) 6.875% 8/1/39	215,000	242,341
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,308,952

NQ- 425 [5/17] 7/17 (220491)     21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Mobile, Alabama Improvement District
(Mcgowin Park Project)
Series A 5.25% 8/1/30	1,000,000	$1,042,730
Series A 5.50% 8/1/35	1,300,000	1,347,476
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,661,505
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,137,627
5.90% 3/1/30	2,000,000	2,110,600
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	4,900,000	4,993,002
Series AA 5.25% 6/15/41	1,000,000	1,051,480
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,003,160
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,100,780
New York City, New York Transitional Finance Authority
Future Tax Secured Revenue
(Future Tax Secured - Subordinated Fiscal)
Series A-1 5.00% 11/1/19	1,525,000	1,671,934
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,120,480
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,770,000	3,211,538
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35	2,500,000	2,475,675
Series A 5.75% 12/1/45	2,500,000	2,480,600
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,107,480
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,200,288
Southglenn, Colorado Metropolitan District
Series 2016 5.00% 12/1/30	1,535,000	1,602,018
Series 2016 5.00% 12/1/36	810,000	827,650
Series 2016 5.00% 12/1/46	2,100,000	2,125,872

22     NQ- 425 [5/17] 7/17 (220491)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24	1,000,000	$1,000,830
Series A 5.50% 11/1/27	500,000	500,340
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,030,000	1,028,311
Series A 144A 5.25% 9/1/45 #	3,000,000	2,989,230
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,234,752
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	5,000,000	5,009,100
		81,360,750
State General Obligation Bonds – 1.40%
California State
5.00% 8/1/46	2,000,000	2,342,900
(Bid Group C) Series B 5.00% 8/1/27	5,000,000	6,204,800
Hawaii State
Series EH 5.00% 8/1/20	5,000,000	5,621,200
New York State
Series A 5.25% 2/15/24	2,000,000	2,304,680
		16,473,580
Transportation Revenue Bonds – 8.06%
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,743,424
Delaware Transportation Authority
5.00% 6/1/55	4,105,000	4,564,719
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,773,650
Series A 6.00% 1/15/49	7,690,000	8,899,406
Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	3,934,242
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,112,900
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,351,630

NQ- 425 [5/17] 7/17 (220491)     23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 6.00% 7/1/53	1,290,000	$1,466,756
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,101,900
Los Angeles, California Department of Airports
Series D 5.00% 5/15/41 (AMT)	5,000,000	5,657,650
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,509,046
Metropolitan New York Transportation Authority
(Green Bonds) Series A1 5.25% 11/15/56	5,000,000	5,792,000
Metropolitan Washington Airports Authority
Series A 5.00% 10/1/34 (AMT)	3,850,000	4,472,622
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	3,265,000	3,511,442
(Junior Lien) Series A 5.25% 1/1/56	4,000,000	4,633,480
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) Series 8 6.00% 12/1/42	1,970,000	2,221,214
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,135,170
San Francisco, California City & County Airports
Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	1,989,053
(San Francisco International) Series B
5.00% 5/1/46 (AMT)	5,000,000	5,680,800
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,203,316
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/45 (AMT)	1,270,000	1,377,010
5.00% 12/31/50 (AMT)	1,910,000	2,063,258
5.00% 12/31/55 (AMT)	1,840,000	1,981,238
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,954,450
7.50% 6/30/33	500,000	577,905
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,217,763
6.875% 12/31/39	4,055,000	4,572,215
7.00% 12/31/38 (AMT)	1,335,000	1,536,038
		95,034,297

24     NQ- 425 [5/17] 7/17 (220491)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 3.40%
Charlotte County, Florida Industrial Development Authority
(Town & Country Utilities Project) 144A
5.50% 10/1/36 (AMT)#	500,000	$485,200
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	213,118
5.00% 11/1/27	150,000	174,357
5.00% 11/1/28	30,000	34,443
5.00% 11/1/29	1,470,000	1,673,566
5.00% 11/1/30	1,000,000	1,131,850
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	4,163,520
Jefferson County, Alabama Sewer Revenue
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,874,275
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,585,830
Series D 7.00% 10/1/51	5,000,000	6,109,000
New York City Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,633,462
		40,078,621
Total Municipal Bonds (cost $1,101,475,194)		1,167,564,154

Short-Term Investments – 0.32%
Variable Rate Demand Notes – 0.32%¤
Los Angeles Department of Water & Power System
Revenue 0.55% 7/1/34	1,000,000	1,000,000
Minneapolis St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2
0.70% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	1,350,000	1,350,000
(Children’s Hospital Clinics) Series A-II
0.66% 8/15/37 (AGM) (SPA - US Bank N.A.)	1,400,000	1,400,000
Total Short-Term Investments (cost $3,750,000)		3,750,000

Total Value of Securities – 99.34%
(cost $1,105,225,194)		1,171,314,154

Receivables and Other Assets Net of Liabilities – 0.66%		7,820,242
Net Assets Applicable to 106,543,525 Shares Outstanding – 100.00%		$1,179,134,396

NQ- 425 [5/17] 7/17 (220491)     25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $176,994,172, which represents 15.01% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
●	Variable rate security. Each rate shown is as of May 31, 2017. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement

See accompanying notes.

26     NQ- 425 [5/17] 7/17 (220491)

Notes
Delaware National High-Yield Municipal Bond Fund	May 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,105,225,194
Aggregate unrealized appreciation of investments	$77,151,801
Aggregate unrealized depreciation of investments	(11,062,841)
Net unrealized appreciation of investments	$66,088,960

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ- 425 [5/17] 7/17 (220491)     27

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –

Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities) Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$1,167,564,154
Short-Term Investments	3,750,000
Total Value of Securities	$1,171,314,154

During the period ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

28     NQ- 425 [5/17] 7/17 (220491)

Schedule of investments
Delaware Tax-Free California Fund	May 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.71%
Corporate Revenue Bonds – 4.29%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,087,080
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-1 5.00% 6/1/29	1,000,000	1,187,940
(Capital Appreciation Asset - Backed) Subordinate
Series B 1.548% 6/1/47 ^	1,615,000	227,828
Unrefunded (Asset-Backed Senior Notes) 5.75% 6/1/47	895,000	901,623
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	717,830
		4,122,301
Education Revenue Bonds – 18.57%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,135,430
California Municipal Finance Authority
(Biola University) 5.00% 10/1/39	1,000,000	1,146,840
(California Baptist University) Series A 144A 5.375%
11/1/40 #	1,000,000	1,066,100
(Creative Center of Los Altos Project) Series B 144A
4.50% 11/1/46 #	500,000	470,475
(Julian Charter School Project) Series A 144A 5.625%
3/1/45 #	500,000	506,685
(Palmdale Aerospace Academy Project) 144A 5.00%
7/1/46 #	500,000	512,175
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,347,583
California Public Finance Authority University Housing
Revenue
(NCCD - Claremont Properties LLC - Claremont
Colleges Project) Series A 144A 5.00% 7/1/32 #	500,000	554,720
California School Finance Authority
(Aspire Public Schools Project) Series A 144A 5.00%
8/1/45 #	715,000	768,768
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/42 #	500,000	486,100
(Green Dot Public Schools Project) Series A 144A 5.00%
8/1/35 #	1,000,000	1,066,550
(Grimmway Schools-Obligated Group) Series A 144A
5.00% 7/1/36 #	500,000	506,535
(KIPP Louisiana Projects) Series A 5.125% 7/1/44	1,000,000	1,071,230
(Partnerships to Uplift Communities Valley Project)
Series A 6.75% 8/1/44	1,000,000	1,118,200
(View Park Elementary & Middle Schools) Series A
5.625% 10/1/34	575,000	612,766

NQ- 329 [5/17] 7/17 (220356)     1

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California State University
(Systemwide) Series A 5.00% 11/1/47	1,000,000	$1,180,780
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	913,440
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	846,653
(Culinary Institute of America Project) Series B 5.00%
7/1/46	425,000	469,005
(University of California East Irvine Campus Apartments)
5.375% 5/15/38	1,000,000	1,112,210
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
5.875% 8/1/28 Ω	1,000,000	949,650
		17,841,895
Electric Revenue Bonds – 2.94%
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A
5.00% 10/1/25	800,000	914,688
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36	250,000	275,253
Series C 5.00% 11/1/36	500,000	584,965
Southern California Public Power Authority Revenue
(Southern Transmission Project) Subordinate Series A
5.00% 7/1/22	1,000,000	1,046,770
		2,821,676
Healthcare Revenue Bonds – 19.49%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	941,341
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,106,530
Series A 5.00% 8/1/26	300,000	342,225
Series A 5.00% 8/1/27	300,000	341,253
Series A 5.00% 8/1/28	250,000	284,577
California Health Facilities Financing Authority Revenue
(Catholic Health Care West) Series E 5.625% 7/1/25	1,000,000	1,084,930
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	1,061,670
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	552,090
Series A 5.00% 8/15/47	500,000	565,550
(Kaiser Permanente) Subordinate Series A-2 4.00%
11/1/44	1,005,000	1,040,527

2     NQ- 329 [5/17] 7/17 (220356)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Children’s Hospital Los Angeles)
(Lucile Packard Children’s Hospital Stanford) Series A
5.00% 8/15/33	1,000,000	$1,193,520
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,085,330
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,153,140
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	848,130
Series A 5.00% 2/1/47	250,000	281,387
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	563,145
California Statewide Communities Development Authority
Revenue
(BE.Group) 144A 7.25% 11/15/41 #	500,000	555,710
(Covenant Retirement Communities) Series C 5.625%
12/1/36	1,000,000	1,140,040
(Episcopal Communities & Services)
5.00% 5/15/27	300,000	336,840
5.00% 5/15/32	600,000	660,090
(Rady Children’s Hospital) Series B 5.00% 8/15/28	600,000	763,470
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,103,420
City of La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	795,817
San Buenaventura
(Community Memorial Health Systems) 7.50% 12/1/41	785,000	923,984
		18,724,716
Housing Revenue Bonds – 4.14%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	750,000	831,315
Series A 6.40% 8/15/45	960,000	1,046,467
Independent Cities Finance Authority Mobile Home Park
Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,103,240
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,001,100
		3,982,122
Lease Revenue Bonds – 14.06%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,098,570

NQ- 329 [5/17] 7/17 (220356)     3

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California Infrastructure & Economic Development Bank
(Academy Motion Picture Art & Sciences Obligated
Group) 5.00% 11/1/41	1,000,000	$1,146,070
(Infrastructure State Revolving Fund) Series A 5.00%
10/1/29	1,000,000	1,226,400
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	630,568
California State Public Works Board Lease Revenue
Series F 5.00% 5/1/28	1,280,000	1,524,736
(California State Prisons Los Angeles) Series C 5.00%
10/1/26	1,000,000	1,144,030
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,074,730
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,160,910
San Diego
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	582,775
Series A 5.00% 11/1/30	475,000	544,554
San Diego Public Facilities Financing Authority Lease
Revenue
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,104,730
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,157,190
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,107,680
		13,502,943
Local General Obligation Bonds – 3.23%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL) ^	1,000,000	828,870
San Francisco Bay Area Rapid Transit District Election
2004
Series D 5.00% 8/1/28	1,000,000	1,232,180
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	1,045,340
		3,106,390
Pre-Refunded Bonds – 7.09%
California Health Facilities Financing Authority Revenue
(Catholic Health Care West) Series A 6.00% 7/1/39-19 §	855,000	945,168

4     NQ- 329 [5/17] 7/17 (220356)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40-19 §	1,000,000	$1,079,490
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39-19 §	285,000	321,440
Unrefunded (Combined Redevelopment Project Areas)
6.875% 8/1/39-19 §	215,000	242,342
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Bond Program) 5.50%
9/1/46-21 (AGM) §	800,000	946,712
Rancho Santa Fe Community Services District Financing
Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	954,264
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39-20 §	1,000,000	1,164,220
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40-20 §	1,000,000	1,152,550
		6,806,186
Resource Recovery Revenue Bond – 1.15%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00%
9/1/36	1,000,000	1,101,040
		1,101,040
Special Tax Revenue Bonds – 1.17%
San Francisco City & County Redevelopment Agency
(Mission Bay South Redevelopment Project) Series B
5.00% 8/1/43 (NATL)	500,000	575,710
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	546,540
		1,122,250
State General Obligation Bonds – 10.40%
California
(Various Purposes)
5.00% 9/1/26	1,000,000	1,257,600
5.00% 8/1/27	2,000,000	2,481,920
5.00% 8/1/46	1,000,000	1,171,450
5.25% 3/1/30	1,000,000	1,110,760
5.25% 4/1/35	1,000,000	1,151,980
5.25% 11/1/40	1,000,000	1,129,420
6.00% 3/1/33	1,000,000	1,128,290

NQ- 329 [5/17] 7/17 (220356)     5

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California
(Various Purposes)
6.00% 4/1/38	515,000	$562,967
		9,994,387
Transportation Revenue Bonds – 8.56%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	569,505
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	548,770
Los Angeles Department of Airports Senior
(Los Angeles International Airport) Series D 5.00%
5/15/36 (AMT)	1,000,000	1,143,640
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B 5.00%
5/15/33	1,000,000	1,102,810
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	568,230
Sacramento County Airport System Revenue
Subordinate Series B 5.00% 7/1/41	500,000	570,445
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	873,941
San Francisco City & County Airports Commission
(San Francisco International Airport) Series B 5.00%
5/1/46 (AMT)	1,000,000	1,136,160
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,706,325
		8,219,826
Water & Sewer Revenue Bonds – 3.62%
California State Department of Water Resources
Unrefunded (Central Valley Project) Series AG 5.00%
12/1/28	75,000	82,519
San Diego Public Facilities Financing Authority Water
Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,165,240
San Francisco City & County Public Utilities Commission
Water Revenue
Series A 4.00% 11/1/39	1,000,000	1,059,570
(Water & Sewer Improvement) Subordinate Series A
5.00% 11/1/32	1,015,000	1,166,012
		3,473,341
Total Municipal Bonds (cost $88,161,977)		94,819,073

6     NQ- 329 [5/17] 7/17 (220356)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investment – 1.25%
Variable Rate Demand Note – 1.25%¤
Los Angeles Department of Water & Power System
Revenue
Subordinate Series B-3
0.55% 7/1/34 (SPA - Barclays Bank)	1,200,000	$1,200,000
Total Short-Term Investments (cost $1,200,000)		1,200,000

Total Value of Securities – 99.96%
(cost $89,361,977)		96,019,073
Receivables and Other Assets Net of Liabilities – 0.04%		37,235
Net Assets Applicable to 7,868,401 Shares Outstanding – 100.00%		$96,056,308

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $6,493,818, which represents 6.76% of the Fund’s net assets.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until Aug. 1, 2023 at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
NATL – Insured by National Public Finance Guaranty Corporation
SPA – Stand-by Purchase Agreement

See accompanying notes.

NQ- 329 [5/17] 7/17 (220356)     7

Notes
Delaware Tax-Free California Fund	May 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$89,361,977
Aggregate unrealized appreciation of investments	$6,807,719
Aggregate unrealized depreciation of investments	(150,623)
Net unrealized appreciation of investments	$6,657,096

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

8     NQ- 329 [5/17] 7/17 (220356)

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$94,819,073
Short-Term Investments	1,200,000
Total Value of Securities	$96,019,073

During the period ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ- 329 [5/17] 7/17 (220356)     9

Schedule of investments
Delaware Tax-Free Idaho Fund	May 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.74%
Corporate Revenue Bonds – 2.97%
Nez Perce County, Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,209,950
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,880
		3,213,830
Education Revenue Bonds – 11.45%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,289,875
Series A 5.00% 4/1/42	1,350,000	1,486,553
Series A 5.00% 4/1/47	500,000	583,630
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,275,000	1,336,633
(Idaho Arts Charter School)
Series A 5.00% 12/1/38	1,000,000	1,065,370
Series A 144A 5.00% 12/1/46 #	1,000,000	1,053,370
(North Star Charter School Capital Appreciation Bond)
Series B 144A 4.88% 7/1/49 #^	2,888,155	291,270
(North Star Charter School) Series A 6.75% 7/1/48	529,151	531,797
(Victory Charter School, Inc. Project) Series B 5.00%
7/1/39	1,000,000	1,061,410
University of Idaho
Series 2011 5.25% 4/1/41 ●	1,795,000	2,034,417
Series B 5.00% 4/1/28	1,000,000	1,092,190
Series B 5.00% 4/1/32	500,000	543,125
		12,369,640
Electric Revenue Bond – 2.09%
Boise-Kuna Irrigation District Revenue
5.00% 6/1/34	2,000,000	2,252,560
		2,252,560
Healthcare Revenue Bonds – 13.35%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,350,000	2,580,582
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,618,725
Series A 6.75% 11/1/37	1,250,000	1,336,875
(St. Luke’s Regional Medical Center Project) 5.00%
7/1/35 (AGM)	2,500,000	2,701,300
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	1,454,485
Series D 5.00% 12/1/32	2,500,000	2,827,200
Series D 5.00% 12/1/46	750,000	858,533

NQ- 360 [5/17] 7/17 (220412)      1

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,020,000	$1,049,427
		14,427,127
Housing Revenue Bonds – 1.91%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,029,934
Series C Class II 4.95% 7/1/31	995,000	1,030,044
		2,059,978
Lease Revenue Bonds – 9.32%
Boise Urban Renewal Agency
5.00% 12/15/27	850,000	1,013,710
5.00% 12/15/31	750,000	875,010
5.00% 12/15/32	750,000	870,923
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,589,392
Series A 7.00% 2/1/36	1,500,000	1,738,590
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,429,263
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	521,981
Series A 4.50% 9/1/26	485,000	554,762
Series A 4.50% 9/1/27	505,000	573,938
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	909,090
		10,076,659
Local General Obligation Bonds – 26.70%
Ada & Boise Counties Independent School District Boise
City
5.00% 8/1/33	1,010,000	1,226,574
5.00% 8/1/34	1,500,000	1,813,050
5.00% 8/1/35	1,160,000	1,396,570
5.00% 8/1/36	500,000	600,080
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,653,375
Ada & Canyon Counties Joint School District no. 3 Kuna
(Sales Tax & Credit Enhancement) 5.00% 9/15/35	1,100,000	1,314,225

2       NQ- 360 [5/17] 7/17 (220412)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	$1,777,610
Series A 5.00% 9/15/31	870,000	1,015,568
Series C 5.00% 9/15/23	370,000	438,875
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,574,513
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,779,251
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,866,925
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,161,670
Series B 5.00% 9/15/24	1,480,000	1,761,185
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	576,057
Series A 4.00% 9/15/37	1,000,000	1,065,870
Series A 5.00% 9/15/33	1,125,000	1,271,981
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	607,036
Series B 4.00% 9/15/25	650,000	725,029
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,853,430
Series B 5.00% 8/15/25	1,080,000	1,352,020
Series B 5.00% 8/15/26	710,000	897,660
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,133,360
		28,861,914
Pre-Refunded Bonds – 10.71%
Boise State University Revenue
(General Project) Series A 5.00% 4/1/39-19 §	1,000,000	1,073,990
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31-18 §	1,000,000	1,053,170
Idaho Bond Bank Authority Revenue
(State Intercept)
Series A 5.00% 9/15/28-19 §	890,000	954,525
Series A 5.00% 9/15/28-19 §	360,000	386,100
Series A 5.25% 9/15/26-19 §	1,430,000	1,540,010
Series A 5.25% 9/15/26-19 §	570,000	613,850

NQ- 360 [5/17] 7/17 (220412)       3

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Idaho Bond Bank Authority Revenue
(State Intercept)
Series C 5.375% 9/15/38-18 §	1,000,000	$1,058,260
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125%
12/1/28-18 §	1,110,000	1,195,870
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust) Series A 5.25% 7/15/25-18
(AGC) §	1,500,000	1,573,830
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/28-19 §	15,000	16,447
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25-18 §	2,000,000	2,113,320
		11,579,372
Special Tax Revenue Bonds – 15.73%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	574,512
Series A 5.25% 1/1/36	705,000	751,579
Series B-1 5.00% 1/1/42	1,425,000	1,493,215
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust) Series A 5.25% 7/15/20 (AGC)	2,750,000	2,877,463
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00%
9/1/32	3,565,000	3,897,935
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,568,805
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,067,220
5.90% 3/1/30	3,000,000	3,165,900
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29
(AGM)	1,500,000	1,599,825
		16,996,454
Transportation Revenue Bonds – 4.17%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,099,110
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,136,670

4       NQ- 360 [5/17] 7/17 (220412)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Boise City Airport Revenue
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	$2,275,157
		4,510,937
Water & Sewer Revenue Bond – 0.34%
Guam Government Waterworks Authority
5.00% 1/1/46	335,000	366,704
		366,704
Total Municipal Bonds (cost $101,594,745)		106,715,175

	Number of shares
Short-Term Investment – 1.39%
Money Market Mutual Fund – 1.39%
Dreyfus Tax Exempt Cash Management Fund	1,505,296	1,505,296
Total Short-Term Investment (cost $1,505,295)		1,505,296

Total Value of Securities – 100.13%
(cost $103,100,040)		108,220,471

Liabilities Net of Receivables and Other Assets – (0.13%)		(139,226)
Net Assets Applicable to 9,435,475 Shares Outstanding – 100.00%		$108,081,245

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $2,411,860, which represents 2.23% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of May 31, 2017. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax

See accompanying notes.

NQ- 360 [5/17] 7/17 (220412)       5

Notes
Delaware Tax-Free Idaho Fund	May 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$103,100,040
Aggregate unrealized appreciation of investments	$5,327,356
Aggregate unrealized depreciation of investments	(206,925)
Net unrealized appreciation of investments	$5,120,431

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

6       NQ- 360 [5/17] 7/17 (220412)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Municipal Bonds	$—	$106,715,175	$106,715,175
Short-Term Investments	1,505,296	—	1,505,296
Total Value of Securities	$1,505,296	$106,715,175	$108,220,471

During the period ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

NQ- 360 [5/17] 7/17 (220412)       7

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

8       NQ- 360 [5/17] 7/17 (220412)

Schedule of investments
Delaware Tax-Free New York Fund	May 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.69%
Corporate Revenue Bonds – 5.34%
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass Through) Series C 5.00%
6/1/51	500,000	$533,700
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	550,655
Class 3 6.375% 7/15/49	865,000	942,513
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00%
11/1/24 #	1,060,000	1,063,000
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	763,119
TSASC Revenue
(Senior) Series A 5.00% 6/1/41	900,000	995,787
		4,848,774
Education Revenue Bonds – 19.93%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A 5.00%
4/1/37	250,000	211,713
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00%
10/1/31	525,000	605,839
Build NYC Resource
(Bronx Charter School for Excellence Project)
5.00% 4/1/33	500,000	516,620
5.50% 4/1/43	500,000	524,130
(Metropolitan College of New York Project) 5.50%
11/1/44	1,100,000	1,117,864
(Packer Collegiate Institution Project) 5.00% 6/1/40	750,000	847,447
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/41	200,000	226,492
Series A-1 5.00% 7/1/46	300,000	338,232
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	583,130
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	443,304
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	387,192
5.00% 10/1/23	470,000	542,657
5.25% 10/1/31	500,000	553,300

NQ-401 [5/17] 7/17 (220304)     1

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.50% 10/1/41	500,000	$550,415
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	350,544
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,038,590
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	558,040
New York State Dormitory Authority
Unrefunded 4.375% 7/1/20	25,000	25,075
Unrefunded 5.125% 7/1/39	20,000	21,565
(Barnard College) Series A 5.00% 7/1/35	400,000	461,380
(Brooklyn Law School) 5.75% 7/1/33	340,000	365,415
(Cornell University) Series A 5.00% 7/1/34	170,000	183,967
(Fordham University) 5.00% 7/1/44	650,000	739,947
(Marymount Manhattan College) 5.00% 7/1/24	350,000	374,581
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,138,380
(Rockefeller University) Series A 5.00% 7/1/27	250,000	270,943
(Skidmore College) Series A 5.00% 7/1/21	325,000	372,528
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,105,900
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	537,500
St. Lawrence County Industrial Development Agency Civic
Development Revenue
(St. Lawrence University Project) Series A 4.00%
7/1/43	1,000,000	1,045,730
Tompkins County Development
(Ithaca College) 5.00% 7/1/34	750,000	859,260
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	560,220
Yonkers Economic Development Education Revenue
(Charter School of Educational Excellence Project)
Series A 6.25% 10/15/40	600,000	630,750
		18,088,650
Electric Revenue Bonds – 3.28%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	847,575
Series A 5.75% 4/1/39	350,000	375,424
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	567,520
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,185,230
		2,975,749

2     NQ-401 [5/17] 7/17 (220304)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 15.57%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) 5.25% 7/1/35	250,000	$281,500
Dutchess County Local Development
(Health Quest System Project)
Series A 5.00% 7/1/34	350,000	392,465
Series A 5.00% 7/1/44	1,000,000	1,105,240
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	502,145
Monroe County Industrial Development
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	463,243
5.00% 12/1/46	540,000	609,174
Series A 5.00% 12/1/27	330,000	374,992
Series A 5.00% 12/1/28	655,000	740,635
(Unity Hospital of Rochester Project) 5.50% 8/15/40
(FHA)	585,000	668,088
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project)
5.00% 7/1/29	375,000	427,283
5.00% 7/1/33	725,000	809,542
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	539,400
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	702,996
Subordinate Series A2 5.00% 7/1/26	500,000	521,910
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	662,088
(New York University Hospital Center) 4.00% 7/1/40	465,000	488,864
(North Shore Long Island Jewish Group) Series A 5.00%
5/1/41	500,000	550,475
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	500,000	557,015
144A 5.00% 12/1/45 #	700,000	760,501
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Project) 6.50% 1/1/46	400,000	400,064
Saratoga County Capital Resource Revenue
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	584,965
Southold Local Development Revenue
(Peconic Landing Project) 5.00% 12/1/45	750,000	798,683

NQ-401 [5/17] 7/17 (220304)     3

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Suffolk County Economic Development Revenue
(Catholic Health Services) Unrefunded 5.00% 7/1/28	430,000	$473,761
(Peconic Landing Southhold) 6.00% 12/1/40	650,000	710,262
		14,125,291
Lease Revenue Bonds – 7.63%
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	1,140,520
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A
5.00% 11/15/56	710,000	784,373
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,200,053
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,611,135
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	567,520
(Class 1 - 3 World Trade Center Project) 144A 5.00%
11/15/44 #	500,000	537,620
(Class 2 - 3 World Trade Center Project) 144A 5.375%
11/15/40 #	500,000	546,965
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	538,970
		6,927,156
Local General Obligation Bonds – 4.78%
New York City
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,170,040
Series B 5.00% 8/1/27	500,000	586,680
Series G 5.00% 8/1/22	500,000	591,875
Subordinate Series A-1 5.00% 10/1/27	500,000	588,805
Unrefunded Fiscal 2008 Series C-1 5.00% 10/1/19	55,000	55,751
Unrefunded Subordinate Series I-1 5.375% 4/1/36	190,000	204,565
New York State Dormitory Authority Revenue Non-State
Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	579,525
Series A 5.00% 10/1/25 (AGM)	500,000	558,930
		4,336,171
Pre-Refunded Bonds – 10.25%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40-20 §	500,000	567,730
6.375% 7/15/43-20 §	500,000	569,345

4     NQ-401 [5/17] 7/17 (220304)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Brooklyn Arena Local Development
(Barclays Center Project)
6.50% 7/15/30-20 §	500,000	$570,960
Erie County Industrial Development Agency School Facility
Revenue
(Buffalo City School District) Series A 5.25% 5/1/25-19 §	500,000	541,465
Long Island Power Authority Electric System Revenue
Series B 5.75% 4/1/33-19 §	250,000	271,923
Metropolitan Transportation Authority Revenue
Series C 6.50% 11/15/28-18 §	150,000	162,285
Series C 6.50% 11/15/28-18 §	5,000	5,409
(Dedicated Tax Fund) Series B 5.00% 11/15/34-19 §	500,000	549,770
New York City
Subordinate Series I-1 5.375% 4/1/36-19 §	310,000	335,253
New York City Municipal Finance Authority Water & Sewer
System Revenue
Fiscal 2009 Series A 5.75% 6/15/40-18 §	75,000	78,865
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2011 Subordinate Series C 5.25% 11/1/25-20 §	190,000	216,917
Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29-21 §	305,000	351,168
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Mt. Sinai School of Medicine) 5.125% 7/1/39-19 §	500,000	543,280
(New York University) Series A 5.25% 7/1/34 §	500,000	544,895
(North Shore Long Island Jewish Group) Series A 5.50%
5/1/37-19 §	500,000	543,840
(Orange Regional Medical Center)
6.125% 12/1/29-18 §	540,000	581,861
6.25% 12/1/37-18 §	250,000	270,110
(Teachers College) 5.50% 3/1/39-19 §	250,000	269,950
(University of Rochester) Series A 5.125% 7/1/39-19 §	230,000	250,159
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	439,633
5.00% 7/1/42-22 §	750,000	887,303
5.125% 7/1/31-19 §	500,000	543,500
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28-21 §	70,000	81,053
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18 §	120,000	127,229
		9,303,903

NQ-401 [5/17] 7/17 (220304)     5

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 18.12%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	$509,517
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	250,000	252,860
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	255,857
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,131,430
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,145,600
(Future Tax Secured)
Fiscal 2011 Series D 5.00% 2/1/26	250,000	283,860
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	863,865
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	861,727
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,153,790
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	795,739
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,774,200
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	1,000,000	1,068,020
Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,175,890
Unrefunded Fiscal 2011 Subordinate Series C 5.25%
11/1/25	310,000	353,840
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25%
2/1/29	195,000	223,002
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,166,250
New York Sales Tax Asset Receivable
Fiscal 2015 Series A 5.00% 10/15/22	500,000	597,850
New York State Dormitory Authority General Purpose
Series E 5.00% 3/15/32	1,000,000	1,193,510
New York State Dormitory Authority General Purpose
Revenue
(General Purpose) Series C 5.00% 3/15/34	500,000	561,890
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/36	1,000,000	1,074,320
		16,443,017
State General Obligation Bonds – 0.72%
New York City
Series E 5.00% 8/1/28	125,000	139,645
New York State
Series A 5.00% 3/1/38	500,000	514,995
		654,640

6     NQ-401 [5/17] 7/17 (220304)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 9.08%
Metropolitan Transportation Authority Revenue
Series C 5.00% 11/15/32	500,000	$571,325
Series D 5.00% 11/15/32	500,000	571,325
Series D 5.25% 11/15/27	500,000	567,430
Unrefunded Series C 6.50% 11/15/28	45,000	48,693
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/30 (NATL)	750,000	767,175
Series I 5.00% 1/1/32	700,000	795,795
(Junior Indebtedness Obligation) Series A 5.25%
1/1/56	1,000,000	1,158,370
Port Authority of New York & New Jersey
Series 153 5.00% 7/15/35	250,000	261,105
Series 186 5.00% 10/15/22 (AMT)	750,000	881,917
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	789,264
Series 8 6.50% 12/1/28	550,000	559,141
Triborough Bridge & Tunnel Authority
Unrefunded Series C 5.00% 11/15/24	80,000	84,761
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	1,179,500
		8,235,801
Water & Sewer Revenue Bonds – 2.99%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Unrefunded Fiscal 2009 Series A 5.75% 6/15/40	125,000	131,400
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	271,967
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	567,700
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,171,170
New York State Environmental Facilities Revenue
(Clean Water & Drinking Water Revolving Funds) 5.00%
6/15/30	500,000	572,330
		2,714,567
Total Municipal Bonds (cost $83,943,926)		88,653,719

NQ-401 [5/17] 7/17 (220304)     7

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investment – 1.10%
Variable Rate Demand Note – 1.10%¤
New York City Municipal Water Finance Authority Water &
Sewer System Revenue (SPA - JP Morgan Chase Bank
N.A.) Series AA2-ADJ 0.73% 6/15/50	1,000,000	$1,000,000
Total Short-Term Investment (cost $1,000,000)		1,000,000
Total Value of Securities – 98.79%
(cost $84,943,926)		89,653,719

Receivables and Other Assets Net of Liabilities – 1.21%		1,097,688
Net Assets Applicable to 7,840,893 Shares Outstanding – 100.00%		$90,751,407

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $3,465,101, which represents 3.82% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement

See accompanying notes.

8     NQ-401 [5/17] 7/17 (220304)

Notes
Delaware Tax-Free New York Fund	May 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$84,943,926
Aggregate unrealized appreciation of investments	$5,003,591
Aggregate unrealized depreciation of investments	(293,798)
Net unrealized appreciation of investments	$4,709,793

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-401 [5/17] 7/17 (220304)     9

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$88,653,719
Short-Term Investments	1,000,000
Total Value of Securities	$89,653,719

During the period ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. During the period ended May 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

10     NQ-401 [5/17] 7/17 (220304)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: